PROSPECTUS

Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income consistent with stability of principal by investing primarily in portfolio of short-term, high-quality fixed income securities issued by banks, corporations and the U.S. government.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOVEMBER 30, 1999

CONTENTS

Risk/Return Summary  1
What are the Fund's Fees and Expenses  3
What are the Fund's Investment Strategies?  4
What are the Principal Securities in Which the
Fund Invests?  4
What are the Specific Risks of Investing in the Fund?  6
What Do Shares Cost?  6
How is the Fund Sold?  7
How to Purchase Shares  7
How to Redeem Shares  8
Account and Share Information  10
Who Manages the Fund?  11
Financial Information  12

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per Share. The Fund's investment objective is to provide current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term, high-quality fixed income securities issued by banks, corporations and the U.S. government. The portfolio of the Fund will have a dollar-weighted maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic - SEE APPENDIX]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.73%.

Within the periods shown in the Chart, the Fund's Institutional Shares highest quarterly return was 1.74% (quarter ended March 31, 1991). Its lowest quarterly return was 0.77% (quarter ended June 30, 1993).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

CALENDAR PERIOD          FUND
1 Year                   5.52%
5 Years                  5.34%
Start of Performance 1   5.27%

1 The Fund's Institutional Shares start of performance date was March 26, 1990.

The Fund's Institutional Shares 7-Day Net Yield as of December 31, 1998 was 5.07%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

PRIME OBLIGATIONS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.


SHAREHOLDER FEES

Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of
offering price)                                                                      None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers)

1

Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)

Management Fee 2                                                                     0.20%
Distribution (12b-1) Fee                                                             None
Shareholder Services Fee 3                                                           0.25%
Other Expenses                                                                       0.10%
Total Annual Fund
Operating Expenses                                                                   0.55%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 1999.

 Total Waiver of Fund

Expenses                                                                             0.35%

 Total Actual Annual Fund
Operating Expenses (after

waivers)                                                                             0.20%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.10% for the fiscal year ended July 31, 1999.

3 The shareholder services provider voluntarily waived the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Shares
(after the voluntary waiver) was 0.00% for the fiscal year ended July 31, 1999.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $   56
3 Years  $  176
5 Years  $  307
10 Years $  689

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of high-quality fixed income securities, issued by banks, corporations and the U.S. government, maturing in 397 days or less. The portfolio of the Fund will have a dollar-weighted maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

* current U.S. economic activity and the economic outlook;

* current short-term interest rates;

* the Federal Reserve Board's policies regarding short-term interest rates; and

* the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

INDUSTRY CONCENTRATION

The Fund may invest 25% or more of its assets in commercial paper issued by finance companies.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund invests.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass through certificates.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

INVESTMENT RATINGS

The money market instruments in which the Fund invests will be rated in the highest short-term rating category by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTERESTS RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by finance companies or companies with similar characteristics. In addition, a substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. The NAV of the Fund is determined at 5:00 p.m. (Eastern time) each day the NYSE is open.

The required minimum initial investment for the Fund is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offer two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors, or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order for Shares of the Fund to the investment professional before 5:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 5:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

If you send your check by A PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House (ACH) member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARING HOUSE

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before 5:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend. If you call after 5:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or may experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED JULY 31                         1999              1998              1997                  1996                  1995
NET ASSET VALUE,

BEGINNING OF PERIOD                     $  1.00           $  1.00           $  1.00               $  1.00               $  1.00
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income                      0.05              0.05              0.05                  0.05                  0.06
LESS DISTRIBUTIONS:

Distributions from net

investment income                         (0.05)            (0.05)            (0.05)                (0.05)                (0.06)
NET ASSET VALUE,
END OF PERIOD                           $  1.00           $  1.00           $  1.00               $  1.00               $  1.00
TOTAL RETURN 1                             5.14%             5.64%             5.45%                 5.58%                 5.65%

RATIOS TO AVERAGE
NET ASSETS:

Expenses 2                                 0.55%             0.55%             0.56%                 0.56%                 0.58%
Net Investment income 2                    4.64%             5.16%             4.99%                 5.07%                 5.22%
Expenses (after waivers)                   0.20%             0.20%             0.20%                 0.20%                 0.20%
Net investment income
(after waivers)                            4.99%             5.51%             5.35%                 5.43%                 5.60%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                        $5,185,448        $3,980,339        $3,588,082            $3,032,602            $2,457,797

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.

[Graphic]
Federated

World-Class Investment Manager

Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

PROSPECTUS

NOVEMBER 30, 1999

A Statement of Additional Information (SAI) dated November 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202- 942-8090 for information on the Public Reference Room's operations and copying fees.

[Graphic]
Federated

Prime Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N203

G01352-01(11/99)

[Graphic]

STATEMENT OF ADDITIONAL INFORMATION

PRIME OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Institutional Shares of the Prime Obligations Fund (Fund), dated November 30, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

november 30, 1999

                      CONTENTS
                      How is the Fund Organized?
                      Securities in Which the Fund Invests
                      What do Shares Cost?
                      How is the Fund Sold?
                      Subaccounting Services
                      Redemption in Kind
                      Massachusetts Partnership Law
                      Account and Share Information
                      Tax Information
                      Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                      Who is Federated Investors, Inc.?
                      Financial Information
                      Investment Ratings
                      Addresses

CUSIP 60934N203

G01352-03 (11/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares. This SAI relates to Institutional Shares (Shares). The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).

SECURITIES IN WHICH THE FUND INVESTS

SECURITIES DESCRIPTIONS AND TECHNIQUES

The Fund's principal securities are described in the prospectus. In pursuing their investment strategies, the Fund may invest in such securities, or the securities described below, for any purpose that is consistent with its investment objective.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund invests.

    TREASURY SECURITIES

    Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. AGENCY SECURITIES Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. COMMERCIAL PAPER Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year. MUNICIPAL SECURITIES Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities. ASSET BACKED SECURITIES Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks. INSURANCE CONTRACTS Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities. CREDIT ENHANCEMENT Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security. FOREIGN SECURITIES Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if: o it is organized under the laws of, or has a principal office located in, another country; o the principal trading market for its securities is in another country; or o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

SPECIAL TRANSACTIONS

    SECURITIES LENDING

    The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

    The Fund has no present intention to engage in securities lending.

    DELAYED DELIVERY TRANSACTIONS

    Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

    REPURCHASE AGREEMENTS

    Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. REVERSE REPURCHASE AGREEMENTS

    Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

    ASSET COVERAGE

    In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

    INTER-FUND BORROWING AND LENDING ARRANGEMENTS

    The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds. For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and
    (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") AND more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RATINGS

The ratings categories of a nationally recognized statistical rating organization (NRSRO) are determined without regard for sub-categories and gradations. For example, securities rated SP-1 by Standard & Poor's (S&P), MIG-1 by Moody's Investors Service (Moody's), or F-1+ or F-1 by Fitch IBCA, Inc. (Fitch) are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in the highest short-term rating category. See "Regulatory Compliance."

INVESTMENT RISKS

     There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in the prospectus. Additional risk factors are outlined below.

CREDIT RISKS

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the U.S. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from voluntary prepayment, refinancing, or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. The investment objective of the Fund may not be changed by the Fund's Trustees without shareholder approval.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the U.S. or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Fund may invest 25% or more of the value of its total assets in the commercial paper issued by finance companies. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PLEDGING ASSETS

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

BUYING ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

INVESTING IN ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

INVESTING IN RESTRICTED SECURITIES

The Fund may invest in securities subject to restriction on resale under the federal securities laws.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

For purposes of the commodities limitation, the Fund does not consider financial futures contracts to be commodities.

For purposes of the concentration limitation, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the Securities and Exchange Commission (SEC) that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of November 5, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares of the
Fund: America Online, Inc., Dulles, Virginia, 6.38% and Wachovia Bank of North Carolina, Winston-Salem, North Carolina, 5.27%.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 21 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of November 5, 1999, the Trust's Board and Officers as a group owned less than 1% of the Trust's outstanding Shares.



NAME
BIRTH DATE                                                                  AGGREGATE       TOTAL COMPENSATION
ADDRESS                    PRINCIPAL OCCUPATIONS                            COMPENSATION    FROM TRUST AND FUND
POSITION WITH TRUST        FOR PAST FIVE YEARS                              FROM TRUST      COMPLEX


JOHN F. DONAHUE*#+         Chief   Executive   Officer  and  Director  or              $0   $0 for the Trust
Birth Date: July 28,       Trustee  of  the   Federated   Fund   Complex;                   and 54
1924                       Chairman and  Director,  Federated  Investors,                   other investment
Federated Investors        Inc.;   Chairman   and   Trustee,    Federated                   companies in the
Tower                      Investment  Management  Company;  Chairman and                   Fund Complex
1001 Liberty Avenue        Director,   Federated  Investment  Counseling,
Pittsburgh, PA             and  Federated  Global  Investment  Management
CHAIRMAN AND TRUSTEE       Corp.; Chairman, Passport Research, Ltd.

THOMAS G. BIGLEY           Director  or  Trustee  of  the Federated  Fund      $22,998.69   $113,860.22 for the
Birth Date: February 3,    Complex;   Director,   Member   of   Executive                   Trust
1934                       Committee,  Children's Hospital of Pittsburgh;                   and 54 other
15 Old Timber Trail        Director,  Robroy  Industries,   Inc.  (coated                   investment
Pittsburgh, PA             steel  conduits/computer  storage  equipment);                   companies  in the
TRUSTEE                    formerly:  Senior Partner,  Ernst & Young LLP;                   Fund Complex
                           Director,  MED  3000  Group,  Inc.  (physician
                           practice  management);   Director,  Member  of
                           Executive Committee, University of Pittsburgh.

JOHN T. CONROY, JR.        Director  or  Trustee  of the  Federated  Fund      $25,312.12   $125,264.48 for the
Birth Date: June 23,       Complex;   President,   Investment  Properties                   Trust
1937                       Corporation;     Senior    Vice     President,                   and 54 other
Wood/Commercial Dept.      John R. Wood and Associates,  Inc.,  Realtors;                   investment
John R. Wood               Partner  or Trustee  in  private  real  estate                   companies in the
Associates, Inc.           ventures  in  Southwest   Florida;   formerly:                   Fund Complex
Realtors                   President,  Naples Property  Management,  Inc.
3255 Tamiami Trail         and Northgate Village Development Corporation.
North

Naples, FL

TRUSTEE

NICHOLAS CONSTANTAKIS++    Director  or  Trustee  of the  Federated  Fund        $3,686.46  $47,958.02 for the
Birth Date: September      Complex;    formerly:     Partner,    Andersen                   Trust and

3, 1939                    Worldwide SC.                                                    29 other investment
175 Woodshire Drive                                                                         companies
Pittsburgh, PA                                                                              in the Fund Complex

TRUSTEE

JOHN F. CUNNINGHAM++       Director  or Trustee of some of the  Federated      $12,056.51   $0 for the Trust
Birth Date: March 5,       Fund  Complex;  Chairman,  President and Chief                   and 46
1943                       Executive  Officer,  Cunningham  &  Co.,  Inc.                   other investment
353 El Brillo Way          (strategic   business   consulting);   Trustee                   companies in the
Palm Beach, FL             Associate,  Boston College;  Director,  Iperia                   Fund Complex
TRUSTEE                    Corp.   (communications/software);   formerly:
                           Director,   Redgate   Communications  and  EMC
                           Corporation (computer storage systems).

                           Previous Positions:  Chairman of the Board and
                           Chief Executive  Officer,  Computer  Consoles,
                           Inc.;  President and Chief Operating  Officer,
                           Wang  Laboratories;  Director,  First National
                           Bank of  Boston;  Director,  Apollo  Computer,

                           Inc.

J. CHRISTOPHER DONAHUE+    President or Executive  Vice  President of the              $0   $0 for the Trust
Birth Date: April 11,      Federated  Fund  Complex;  Director or Trustee                   and 16
1949                       of some of the  Funds  in the  Federated  Fund                   other investment
Federated Investors        Complex;  President,  Chief Executive  Officer                   companies in the
Tower                      and  Director,   Federated  Investors,   Inc.;                   Fund Complex
1001 Liberty Avenue        President  and Trustee,  Federated  Investment
Pittsburgh, PA             Management  Company;  President  and  Trustee,
PRESIDENT AND TRUSTEE      Federated  Investment  Counseling,   President

                           and  Director,   Federated  Global  Investment
                           Management    Corp.;    President,    Passport
                           Research,     Ltd.;     Trustee,     Federated
                           Shareholder   Services   Company;    Director,
                           Federated Services Company.

LAWRENCE D. ELLIS, M.D.*   Director  or  Trustee  of the  Federated  Fund      $22,998.69   $113,860.22 for the
Birth Date: October 11,    Complex; Professor of Medicine,  University of                   Trust
1932                       Pittsburgh;  Medical  Director,  University of                   and 54 other
3471 Fifth Avenue          Pittsburgh    Medical   Center   -   Downtown;                   investment
Suite 1111                 Hematologist,   Oncologist,   and   Internist,                   companies in the
Pittsburgh, PA             University  of  Pittsburgh   Medical   Center;                   Fund Complex
TRUSTEE                    Member,  National Board of Trustees,  Leukemia
                           Society of America.

PETER E. MADDEN            Director  or  Trustee  of the  Federated  Fund      $20,158.88   $113,860.22 for the
Birth Date: March 16,      Complex;       formerly:       Representative,                   Trust
1942                       Commonwealth of  Massachusetts  General Court;                   and 54 other
One Royal Palm Way         President,   State   Street   Bank  and  Trust                   investment
100 Royal Palm Way         Company and State Street Corporation.                            companies in the
Palm Beach, FL                                                                              Fund Complex
TRUSTEE                    Previous  Positions:  Director,  VISA  USA and
                           VISA  International;  Chairman  and  Director,
                           Massachusetts  Bankers Association;  Director,
                           Depository Trust  Corporation;  Director,  The

                           Boston Stock Exchange.

CHARLES F. MANSFIELD,      Director  or Trustee of some of the  Federated      $12,056.51   $0 for the Trust
JR. ++                     Fund Complex; Management Consultant.                             and 50
Birth Date: April 10,                                                                       other investment
1945                       Previous  Positions:  Chief Executive Officer,                   companies in the
80 South Road              PBTC  International  Bank;   Partner,   Arthur                   Fund Complex
Westhampton Beach, NY      Young &  Company  (now  Ernst  &  Young  LLP);
TRUSTEE                    Chief  Financial  Officer  of  Retail  Banking

                           Sector,  Chase  Manhattan  Bank;  Senior  Vice
                           President,    Marine   Midland   Bank;    Vice
                           President,  Citibank;  Assistant  Professor of
                           Banking and  Finance,  Frank G. Zarb School of
                           Business, Hofstra University.

JOHN E. MURRAY, JR.,       Director  or  Trustee  of  the Federated  Fund      $24,201.52   $113,860.22 for the
J.D., S.J.D.#              Complex;  President,  Law Professor,  Duquesne                   Trust
Birth Date: December       University;   Consulting  Partner,  Mollica  &                   and 54 other
20, 1932                   Murray;   Director,    Michael   Baker   Corp.                   investment
President, Duquesne        (engineering,  construction,  operations,  and                   companies in the
University                 technical services).                                             Fund Complex
Pittsburgh, PA

TRUSTEE                    Previous  Positions:  Dean  and  Professor  of
                           Law,  University of Pittsburgh  School of Law;
                           Dean   and   Professor   of   Law,   Villanova
                           University School of Law.

MARJORIE P. SMUTS          Director  or  Trustee  of the  Federated  Fund      $22,998.69   $113,860.22 for the
Birth Date: June 21,       Complex;                                Public                   Trust
1935                       Relations/Marketing/Conference Planning.                         and 54 other
4905 Bayard Street                                                                          investment
Pittsburgh, PA             Previous  Positions:   National  Spokesperson,                   companies in the
TRUSTEE                    Aluminum   Company  of   America;   television                   Fund Complex
                           producer; business owner.

JOHN S. WALSH++            Director  or Trustee of some of the  Federated      $12,056.51   $0 for the Trust
Birth Date: November       Fund Complex;  President  and  Director,  Heat                   and 48
28, 1957                   Wagon,  Inc.   (manufacturer  of  construction                   other investment
2007 Sherwood Drive        temporary  heaters);  President  and Director,                   companies in the
Valparaiso, IN             Manufacturers  Products,  Inc. (distributor of                   Fund Complex
TRUSTEE                    portable  construction  heaters);   President,
                           Portable   Heater   Parts,   a   division   of
                           Manufacturers Products,  Inc.; Director, Walsh
                           &  Kelly,  Inc.  (heavy  highway  contractor);
                           formerly: Vice President, Walsh & Kelly, Inc.





EDWARD C. GONZALES         Trustee  or  Director  of some of the Funds in              $0   $0 for the Trust
 Birth Date: October       the   Federated   Fund   Complex;   President,                   and 1
22, 1930                   Executive  Vice  President  and  Treasurer  of                   other investment
Federated Investors        some  of  the  Funds  in  the  Federated  Fund                   company in the
Tower                      Complex;  Vice Chairman,  Federated Investors,                   Fund Complex
1001 Liberty Avenue        Inc.;  Vice  President,  Federated  Investment
Pittsburgh, PA             Management     Company,Federated    Investment
EXECUTIVE VICE PRESIDENT   Counseling,    Federated   Global   Investment

                           Management Corp. and Passport Research,  Ltd.;
                           Executive   Vice   President   and   Director,
                           Federated    Securities    Corp.;     Trustee,
                           Federated Shareholder Services Company.

JOHN W. MCGONIGLE          Executive  Vice President and Secretary of the              $0   $0 for the Trust
Birth Date: October 26,    Federated   Fund   Complex;   Executive   Vice                   and 54
1938                       President,  Secretary and Director,  Federated                   other investment
Federated Investors        Investors,     Inc.;    Trustee,     Federated                   companies in the
Tower                      Investment  Management  Company and  Federated                   Fund Complex
1001 Liberty Avenue        Investment  Counseling;   Director,  Federated
Pittsburgh, PA             Global Investment Management Corp.,  Federated
EXECUTIVE VICE             Services  Company  and  Federated   Securities
PRESIDENT AND SECRETARY    Corp.

RICHARD J. THOMAS          Treasurer of the Federated Fund Complex;  Vice              $0   $0 for the Trust
Birth Date: June 17,       President   -   Funds    Financial    Services                   and 54
1954                       Division,     Federated    Investors,    Inc.;                   other investment
Federated Investors        formerly:  various management positions within                   companies in the
Tower                      Funds   Financial    Services    Division   of                   Fund Complex
1001 Liberty Avenue        Federated Investors, Inc.
Pittsburgh, PA

TREASURER

RICHARD B. FISHER          President  or  Vice  President  of some of the              $0   $0 for the Trust
Birth Date: May 17, 1923   Funds in the Federated Fund Complex;  Director                   and 6
Federated Investors        or  Trustee  of  some  of  the  Funds  in  the                   other investment
Tower                      Federated   Fund   Complex;   Executive   Vice                   companies in the
1001 Liberty Avenue        President,    Federated    Investors,    Inc.;                   Fund Complex
Pittsburgh, PA             Chairman and  Director,  Federated  Securities
VICE PRESIDENT             Corp.

WILLIAM D. DAWSON, III     Chief  Investment  Officer  of this  Fund  and              $0   $0 for the Trust
Birth Date: March 3,       various  other  Funds  in the  Federated  Fund                   and 41
1949                       Complex;  Executive Vice President,  Federated                   other investment
Federated Investors        Investment   Counseling,    Federated   Global                   companies in the
Tower                      Investment    Management   Corp.,    Federated                   Fund Complex
1001 Liberty Avenue        Investment  Management  Company  and  Passport
Pittsburgh, PA             Research,  Ltd.;  Registered   Representative,
CHIEF INVESTMENT OFFICER   Federated    Securities    Corp.;    Portfolio

                           Manager,  Federated  Administrative  Services;
                           Vice  President,  Federated  Investors,  Inc.;
                           formerly:  Executive Vice President and Senior
                           Vice    President,     Federated    Investment
                           Counseling  Institutional Portfolio Management
                           Services  Division;   Senior  Vice  President,
                           Federated  Investment  Management  Company and

                           Passport Research, Ltd.

DEBORAH A. CUNNINGHAM      Deborah A.  Cunningham  is Vice  President  of              $0   $0 for the Trust
Birth Date: September      the Trust.  Ms.  Cunningham  joined  Federated                   and 6
15, 1959                   in  1981  and  has  been  a  Senior  Portfolio                   other investment
Federated Investors        Manager  and a Senior  Vice  President  of the                   companies in the
Tower                      Fund's  Adviser  since  1997.  Ms.  Cunningham                   Fund Complex
1001 Liberty Avenue        served  as a  Portfolio  Manager  and  a  Vice
Pittsburgh, PA             President  of the  Fund's  Adviser  from  1993
VICE PRESIDENT             until  1996.  Ms.  Cunningham  is a  Chartered

                           Financial Analyst and received her M.B.A. in Finance from Robert Morris College.

MARY JO OCHSON             Mary  Jo  Ochson  is  Vice  President  of  the              $0   $0 for the Trust
Birth Date: September      Trust.  Ms.  Ochson  joined  Federated in 1982                   and 7
12, 1953                   and has been a Senior Portfolio  Manager and a                   other investment
Federated Investors        Senior Vice  President  of the Fund's  Adviser                   companies in the
Tower                      since  1996.   From  1988  through  1995,  Ms.                   Fund Complex
1001 Liberty Avenue        Ochson  served as a  Portfolio  Manager  and a
Pittsburgh, PA             Vice  President  of the  Fund's  Adviser.  Ms.
VICE PRESIDENT             Ochson is a  Chartered  Financial  Analyst and
                           received  her  M.B.A.   in  Finance  from  the
                           University of Pittsburgh.

* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. # A POUND SIGN DENOTES A MEMBER OF THE BOARD'S EXECUTIVE COMMITTEE, WHICH HANDLES THE BOARD'S RESPONSIBILITIES BETWEEN ITS MEETINGS.

+   MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, PRESIDENT OF THE TRUST.

     ++ MESSRS. CUNNINGHAM, MANSFIELD AND WALSH BECAME MEMBERS OF THE BOARD ON JANUARY 1, 1999. MR. CONSTANTAKIS BECAME A MEMBER OF THE BOARD ON OCTOBER 1, 1999. MESSRS. CUNNINGHAM, MANSFIELD AND WALSH DID NOT EARN ANY FEES FOR SERVING THE FEDERATED FUND COMPLEX SINCE THESE FEES ARE REPORTED AS OF THE END OF THE LAST CALENDAR YEAR.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE      AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED
FEE                             FUNDS
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Fund, Arthur Andersen LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED JULY 31,

                                           1999          1998         1997
Advisory Fee Earned                 $18,192,962   $14,305,445  $10,030,131
Advisory Fee Reduction               $9,378,326    $7,090,763   $5,562,429
Administrative Fee                   $6,858,747    $5,395,419   $3,787,706
Shareholder Services Fee
  Institutional Shares                       $0            --           --


     Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.


HOW DO THE FUNDS MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year or Start of Performance periods ended July 31, 1999.

Yield and Effective Yield are given for the 7-day period ended July 31, 1999.

                             START OF PERFORMANCE ON
                   7-DAY PERIOD      1 YEAR        5 YEAR        MARCH 26, 1990
PRIME OBLIGATIONS FUND
  Total Return            --                5.14%         5.49%         5.25%
  Yield                   5.01%             --            --            --
  Effective Yield         5.13%             --            --            --


TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund use in advertising may include:

        LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

        IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

        MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

        SALOMON 30-DAY CD INDEX compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

FINANCIAL INFORMATION

     The Financial Statements for the Fund for the fiscal year ended July 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Fund dated July 31, 1999.

INVESTMENT RATINGS

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES AND TENDER OPTION BONDS RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

MOODY'S INVESTORS SERVICE  SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES AND TENDER OPTION BONDS RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS

     F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

     F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

PRIME OBLIGATIONS FUND

Institutional Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812

PROSPECTUS

Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income consistent with stability of principal by investing primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOVEMBER 30, 1999

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  6

How is the Fund Sold?  6

How to Purchase Shares  6

How to Redeem Shares  8

Account and Share Information  10

Who Manages the Fund?  11

Financial Information  12

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per Share. The Fund's investment objective is to provide current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The portfolio of the Fund will have a dollar-weighted maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic - SEE APPENDIX]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.57%.

Within the periods shown in the Chart, the Fund's Institutional Shares highest quarterly return was 2.02% (quarter ended September 30, 1990). Its lowest quarterly return was 0.75% (quarter ended June 30, 1993).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.



CALENDAR PERIOD          FUND
1 Year                   5.37%
5 Years                  5.23%
Start of Performance 1   5.23%


1 The Fund's Institutional Shares start of performance date was December 12,
1989.

The Fund's Institutional Shares 7-Day Net Yield as of December 31, 1998 was 4.75%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

TREASURY OBLIGATIONS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.



SHAREHOLDER FEES

Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of offering
price)                                                                               None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers)

1

Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)

Management Fee 2                                                                     0.20%
Distribution (12b-1) Fee                                                             None
Shareholder Services Fee 3                                                           0.25%
Other Expenses                                                                       0.09%
Total Annual Fund
Operating Expenses                                                                   0.54%
1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 1999.
 Total Waiver of Fund

Expenses                                                                             0.34%
 Total Actual Annual Fund

Operating Expenses (after

waivers)                                                                             0.20%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund
(after the voluntary waiver) was 0.11% for the fiscal year ended July 31, 1999.
3 The shareholder services provider voluntarily waived the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended July 31, 1999.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 Year   $  55
3 Years  $ 173
5 Years  $ 302
10 Years $ 677


What are the Fund's Investment Strategies?

The Fund invests in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The portfolio of the Fund will have a dollar-weighted maturity of 90 days or less.

The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

* current U.S. economic activity and the economic outlook;

* current short-term interest rates;

* the Federal Reserve Board's policies regarding short-term interest rates; and

* the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTERESTS RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. The NAV of the Fund is determined at 5:00 p.m. (Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1- 800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors, or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order for Shares of the Fund to the investment professional before 5:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 5:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearinghouse (ACH) member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARING HOUSE

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before 5:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend. If you call after 5:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or may experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED JULY 31                            1999          1998          1997          1996          1995
NET ASSET VALUE, BEGINNING OF PERIOD        $  1.00         $  1.00       $  1.00       $  1.00       $  1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.05            0.05          0.05          0.05          0.05
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.05)          (0.05)        (0.05)        (0.05)        (0.05)
NET ASSET VALUE, END OF PERIOD              $  1.00         $  1.00       $  1.00       $  1.00       $  1.00
TOTAL RETURN 1                                 4.91%           5.54%         5.36%         5.53%         5.50%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                     0.54%           0.55%         0.55%         0.56%         0.56%
Net investment income 2                        4.45%           5.05%         4.89%         5.01%         5.06%
Expenses (after waivers)                       0.20%           0.20%         0.20%         0.20%         0.20%
Net investment income (after waivers)          4.79%           5.40%         5.24%         5.37%         5.42%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)  $5,477,028      $5,289,871    $4,814,583    $4,649,870    $3,441,068


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.

 [Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

NOVEMBER 30, 1999

A Statement of Additional Information (SAI) dated November 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi- Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.

 [Graphic]
 Federated

 Treasury Obligations Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N500

9110208A-IS (11/99)

 [Graphic]

STATEMENT OF ADDITIONAL INFORMATION

TREASURY OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Institutional Shares of Treasury Obligations Fund (Fund), dated November 30, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

november 30, 1999

                         CONTENTS
                         How is the Fund Organized?
                         Securities in Which the Fund Invests
                         What do Shares Cost?
                         How is the Fund Sold?
                         Subaccounting Services
                         Redemption in Kind
                         Massachusetts Partnership Law
                         Account and Share Information
                         Tax Information
                         Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                         Who is Federated Investors, Inc.?
                         Financial Information
                         Addresses

CUSIP 60934N500

9110208B (11/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This SAI relates to Institutional Shares (Shares). The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).

SECURITIES IN WHICH THE FUND INVESTS

SECURITIES DESCRIPTIONS AND TECHNIQUES

The Fund's principal securities are described in the prospectus. In pursuing its investment strategy, the Fund may invest in such securities, or the securities described below, for any purpose that is consistent with its investment objective.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

SPECIAL TRANSACTIONS
REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

ASSET COVERAGE

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds. For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") AND more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTMENT RISKS

     There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in the prospectus. Additional risk factors are outlined below.


CREDIT RISKS

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.


FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide current income consistent with stability of principal. The investment objective of the Fund may not be changed by the Fund's Trustees without shareholder approval.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the U.S. or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PLEDGING ASSETS

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

BUYING ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

INVESTING IN ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

INVESTING IN RESTRICTED SECURITIES

The Fund may invest in securities subject to restriction or resale under the Securities Act of 1933.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

For purposes of the commodities limitation, the Fund does not consider financial futures contracts to be commodities.

For purposes of the concentration limitation, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the Securities and Exchange Commission (SEC) that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

     As of November 5, 1999, the following shareholder owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares of the
Fund: Turtle & Co., Boston, Massachusetts, 8.17.


TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 21 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of November 5, 1999, the Trust's Board and Officers as a group owned less than 1% of the Trust's outstanding Shares.



NAME
BIRTH DATE                                                                  AGGREGATE       TOTAL COMPENSATION
ADDRESS                    PRINCIPAL OCCUPATIONS                            COMPENSATION    FROM TRUST AND FUND
POSITION WITH TRUST        FOR PAST FIVE YEARS                              FROM TRUST      COMPLEX


JOHN F. DONAHUE*#+         Chief   Executive   Officer  and  Director  or              $0   $0 for the Trust
Birth Date: July 28,       Trustee  of  the   Federated   Fund   Complex;                   and 54
1924                       Chairman and  Director,  Federated  Investors,                   other investment
Federated Investors        Inc.;   Chairman   and   Trustee,    Federated                   companies in the
Tower                      Investment  Management  Company;  Chairman and                   Fund Complex
1001 Liberty Avenue        Director,   Federated  Investment  Counseling,
Pittsburgh, PA             and  Federated  Global  Investment  Management
CHAIRMAN AND TRUSTEE       Corp.; Chairman, Passport Research, Ltd.

THOMAS G. BIGLEY           Director  or  Trustee  of  the Federated  Fund      $22,998.69   $113,860.22 for the
Birth Date: February 3,    Complex;   Director,   Member   of   Executive                   Trust
1934                       Committee,  Children's Hospital of Pittsburgh;                   and 54 other
15 Old Timber Trail        Director,  Robroy  Industries,   Inc.  (coated                   investment
Pittsburgh, PA             steel  conduits/computer  storage  equipment);                   companies  in the
TRUSTEE                    formerly:  Senior Partner,  Ernst & Young LLP;                   Fund Complex
                           Director,  MED  3000  Group,  Inc.  (physician
                           practice  management);   Director,  Member  of
                           Executive Committee, University of Pittsburgh.

JOHN T. CONROY, JR.        Director  or  Trustee  of the  Federated  Fund      $25,312.12   $125,264.48 for the
Birth Date: June 23,       Complex;   President,   Investment  Properties                   Trust
1937                       Corporation;     Senior    Vice     President,                   and 54 other
Wood/Commercial Dept.      John R. Wood and Associates,  Inc.,  Realtors;                   investment
John R. Wood               Partner  or Trustee  in  private  real  estate                   companies in the
Associates, Inc.           ventures  in  Southwest   Florida;   formerly:                   Fund Complex
Realtors                   President,  Naples Property  Management,  Inc.
3255 Tamiami Trail         and Northgate Village Development Corporation.
North

Naples, FL

TRUSTEE

NICHOLAS CONSTANTAKIS++    Director  or  Trustee  of the  Federated  Fund        $3,686.46  $47,958.02 for the
Birth Date: September      Complex;    formerly:     Partner,    Andersen                   Trust and

3, 1939                    Worldwide SC.                                                    29 other investment
175 Woodshire Drive                                                                         companies
Pittsburgh, PA                                                                              in the Fund Complex

TRUSTEE

JOHN F. CUNNINGHAM++       Director  or Trustee of some of the  Federated      $12,056.51   $0 for the Trust
Birth Date: March 5,       Fund  Complex;  Chairman,  President and Chief                   and 46
1943                       Executive  Officer,  Cunningham  &  Co.,  Inc.                   other investment
353 El Brillo Way          (strategic   business   consulting);   Trustee                   companies in the
Palm Beach, FL             Associate,  Boston College;  Director,  Iperia                   Fund Complex
TRUSTEE                    Corp.   (communications/software);   formerly:
                           Director,   Redgate   Communications  and  EMC
                           Corporation (computer storage systems).

                           Previous Positions:  Chairman of the Board and
                           Chief Executive  Officer,  Computer  Consoles,
                           Inc.;  President and Chief Operating  Officer,
                           Wang  Laboratories;  Director,  First National
                           Bank of  Boston;  Director,  Apollo  Computer,

                           Inc.

J. CHRISTOPHER DONAHUE+    President or Executive  Vice  President of the              $0   $0 for the Trust
Birth Date: April 11,      Federated  Fund  Complex;  Director or Trustee                   and 16
1949                       of some of the  Funds  in the  Federated  Fund                   other investment
Federated Investors        Complex;  President,  Chief Executive  Officer                   companies in the
Tower                      and  Director,   Federated  Investors,   Inc.;                   Fund Complex
1001 Liberty Avenue        President  and Trustee,  Federated  Investment
Pittsburgh, PA             Management  Company;  President  and  Trustee,
PRESIDENT AND TRUSTEE      Federated  Investment  Counseling,   President

                           and  Director,   Federated  Global  Investment
                           Management    Corp.;    President,    Passport
                           Research,     Ltd.;     Trustee,     Federated
                           Shareholder   Services   Company;    Director,
                           Federated Services Company.

LAWRENCE D. ELLIS, M.D.*   Director  or  Trustee  of the  Federated  Fund      $22,998.69   $113,860.22 for the
Birth Date: October 11,    Complex; Professor of Medicine,  University of                   Trust
1932                       Pittsburgh;  Medical  Director,  University of                   and 54 other
3471 Fifth Avenue          Pittsburgh    Medical   Center   -   Downtown;                   investment
Suite 1111                 Hematologist,   Oncologist,   and   Internist,                   companies in the
Pittsburgh, PA             University  of  Pittsburgh   Medical   Center;                   Fund Complex
TRUSTEE                    Member,  National Board of Trustees,  Leukemia
                           Society of America.

PETER E. MADDEN            Director  or  Trustee  of the  Federated  Fund      $20,158.88   $113,860.22 for the
Birth Date: March 16,      Complex;       formerly:       Representative,                   Trust
1942                       Commonwealth of  Massachusetts  General Court;                   and 54 other
One Royal Palm Way         President,   State   Street   Bank  and  Trust                   investment
100 Royal Palm Way         Company and State Street Corporation.                            companies in the
Palm Beach, FL                                                                              Fund Complex
TRUSTEE                    Previous  Positions:  Director,  VISA  USA and
                           VISA  International;  Chairman  and  Director,
                           Massachusetts  Bankers Association;  Director,
                           Depository Trust  Corporation;  Director,  The

                           Boston Stock Exchange.

CHARLES F. MANSFIELD,      Director  or Trustee of some of the  Federated      $12,056.51   $0 for the Trust
JR. ++                     Fund Complex; Management Consultant.                             and 50
Birth Date: April 10,                                                                       other investment
1945                       Previous  Positions:  Chief Executive Officer,                   companies in the
80 South Road              PBTC  International  Bank;   Partner,   Arthur                   Fund Complex
Westhampton Beach, NY      Young &  Company  (now  Ernst  &  Young  LLP);
TRUSTEE                    Chief  Financial  Officer  of  Retail  Banking

                           Sector,  Chase  Manhattan  Bank;  Senior  Vice
                           President,    Marine   Midland   Bank;    Vice
                           President,  Citibank;  Assistant  Professor of
                           Banking and  Finance,  Frank G. Zarb School of
                           Business, Hofstra University.

JOHN E. MURRAY, JR.,       Director  or  Trustee  of  the Federated  Fund      $24,201.52   $113,860.22 for the
J.D., S.J.D.#              Complex;  President,  Law Professor,  Duquesne                   Trust
Birth Date: December       University;   Consulting  Partner,  Mollica  &                   and 54 other
20, 1932                   Murray;   Director,    Michael   Baker   Corp.                   investment
President, Duquesne        (engineering,  construction,  operations,  and                   companies in the
University                 technical services).                                             Fund Complex
Pittsburgh, PA

TRUSTEE                    Previous  Positions:  Dean  and  Professor  of
                           Law,  University of Pittsburgh  School of Law;
                           Dean   and   Professor   of   Law,   Villanova
                           University School of Law.

MARJORIE P. SMUTS          Director  or  Trustee  of the  Federated  Fund      $22,998.69   $113,860.22 for the
Birth Date: June 21,       Complex;                                Public                   Trust
1935                       Relations/Marketing/Conference Planning.                         and 54 other
4905 Bayard Street                                                                          investment
Pittsburgh, PA             Previous  Positions:   National  Spokesperson,                   companies in the
TRUSTEE                    Aluminum   Company  of   America;   television                   Fund Complex
                           producer; business owner.

JOHN S. WALSH++            Director  or Trustee of some of the  Federated      $12,056.51   $0 for the Trust
Birth Date: November       Fund Complex;  President  and  Director,  Heat                   and 48
28, 1957                   Wagon,  Inc.   (manufacturer  of  construction                   other investment
2007 Sherwood Drive        temporary  heaters);  President  and Director,                   companies in the
Valparaiso, IN             Manufacturers  Products,  Inc. (distributor of                   Fund Complex
TRUSTEE                    portable  construction  heaters);   President,
                           Portable   Heater   Parts,   a   division   of
                           Manufacturers Products,  Inc.; Director, Walsh
                           &  Kelly,  Inc.  (heavy  highway  contractor);
                           formerly: Vice President, Walsh & Kelly, Inc.





EDWARD C. GONZALES         Trustee  or  Director  of some of the Funds in              $0   $0 for the Trust
 Birth Date: October       the   Federated   Fund   Complex;   President,                   and 1
22, 1930                   Executive  Vice  President  and  Treasurer  of                   other investment
Federated Investors        some  of  the  Funds  in  the  Federated  Fund                   company in the
Tower                      Complex;  Vice Chairman,  Federated Investors,                   Fund Complex
1001 Liberty Avenue        Inc.;  Vice  President,  Federated  Investment
Pittsburgh, PA             Management   Company,   Federated   Investment
EXECUTIVE VICE PRESIDENT   Counseling,    Federated   Global   Investment

                           Management Corp. and Passport Research,  Ltd.;
                           Executive   Vice   President   and   Director,
                           Federated    Securities    Corp.;     Trustee,
                           Federated Shareholder Services Company.

JOHN W. MCGONIGLE          Executive  Vice President and Secretary of the              $0   $0 for the Trust
Birth Date: October 26,    Federated   Fund   Complex;   Executive   Vice                   and 54
1938                       President,  Secretary and Director,  Federated                   other investment
Federated Investors        Investors,     Inc.;    Trustee,     Federated                   companies in the
Tower                      Investment  Management  Company and  Federated                   Fund Complex
1001 Liberty Avenue        Investment  Counseling;   Director,  Federated
Pittsburgh, PA             Global Investment Management Corp.,  Federated
EXECUTIVE VICE             Services  Company  and  Federated   Securities
PRESIDENT AND SECRETARY    Corp.

RICHARD J. THOMAS          Treasurer of the Federated Fund Complex;  Vice              $0   $0 for the Trust
Birth Date: June 17,       President   -   Funds    Financial    Services                   and 54
1954                       Division,     Federated    Investors,    Inc.;                   other investment
Federated Investors        formerly:  various management positions within                   companies in the
Tower                      Funds   Financial    Services    Division   of                   Fund Complex
1001 Liberty Avenue        Federated Investors, Inc.
Pittsburgh, PA

TREASURER

RICHARD B. FISHER          President  or  Vice  President  of some of the              $0   $0 for the Trust
Birth Date: May 17, 1923   Funds in the Federated Fund Complex;  Director                   and 6
Federated Investors        or  Trustee  of  some  of  the  Funds  in  the                   other investment
Tower                      Federated   Fund   Complex;   Executive   Vice                   companies in the
1001 Liberty Avenue        President,    Federated    Investors,    Inc.;                   Fund Complex
Pittsburgh, PA             Chairman and  Director,  Federated  Securities
VICE PRESIDENT             Corp.

WILLIAM D. DAWSON, III     Chief  Investment  Officer  of this  Fund  and              $0   $0 for the Trust
Birth Date: March 3,       various  other  Funds  in the  Federated  Fund                   and 41
1949                       Complex;  Executive Vice President,  Federated                   other investment
Federated Investors        Investment   Counseling,    Federated   Global                   companies in the
Tower                      Investment    Management   Corp.,    Federated                   Fund Complex
1001 Liberty Avenue        Investment  Management  Company  and  Passport
Pittsburgh, PA             Research,  Ltd.;  Registered   Representative,
CHIEF INVESTMENT OFFICER   Federated    Securities    Corp.;    Portfolio

                           Manager,  Federated  Administrative  Services;
                           Vice  President,  Federated  Investors,  Inc.;
                           formerly:  Executive Vice President and Senior
                           Vice    President,     Federated    Investment
                           Counseling  Institutional Portfolio Management
                           Services  Division;   Senior  Vice  President,
                           Federated  Investment  Management  Company and

                           Passport Research, Ltd.

DEBORAH A. CUNNINGHAM      Deborah A.  Cunningham  is Vice  President  of              $0   $0 for the Trust
Birth Date: September      the Trust.  Ms.  Cunningham  joined  Federated                   and 6
15, 1959                   in  1981  and  has  been  a  Senior  Portfolio                   other investment
Federated Investors        Manager  and a Senior  Vice  President  of the                   companies in the
Tower                      Fund's  Adviser  since  1997.  Ms.  Cunningham                   Fund Complex
1001 Liberty Avenue        served  as a  Portfolio  Manager  and  a  Vice
Pittsburgh, PA             President  of  the  Adviser  from  1993  until
VICE PRESIDENT             1996. Ms. Cunningham is a Chartered  Financial

                           Analyst and received her M.B.A. in Finance from Robert Morris College.

MARY JO OCHSON             Mary  Jo  Ochson  is  Vice  President  of  the              $0   $0 for the Trust
Birth Date: September      Trust.  Ms.  Ochson  joined  Federated in 1982                   and 7
12, 1953                   and has been a Senior Portfolio  Manager and a                   other investment
Federated Investors        Senior Vice  President  of the Fund's  Adviser                   companies in the
Tower                      since  1996.   From  1988  through  1995,  Ms.                   Fund Complex
1001 Liberty Avenue        Ochson  served as a  Portfolio  Manager  and a
Pittsburgh, PA             Vice  President  of the  Fund's  Adviser.  Ms.
VICE PRESIDENT             Ochson is a  Chartered  Financial  Analyst and

                           received  her  M.B.A.   in  Finance  from  the
                           University of Pittsburgh.

* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. # A POUND SIGN DENOTES A MEMBER OF THE BOARD'S EXECUTIVE COMMITTEE, WHICH HANDLES THE BOARD'S RESPONSIBILITIES BETWEEN ITS MEETINGS.

     + MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, PRESIDENT OF THE TRUST.

     ++ MESSRS. CUNNINGHAM, MANSFIELD AND WALSH BECAME MEMBERS OF THE BOARD ON JANUARY 1, 1999. MR. CONSTANTAKIS BECAME A MEMBER OF THE BOARD ON OCTOBER 1, 1999. MESSRS. CUNNINGHAM, MANSFIELD AND WALSH DID NOT EARN ANY FEES FOR SERVING THE FEDERATED FUND COMPLEX SINCE THESE FEES ARE REPORTED AS OF THE END OF THE LAST CALENDAR YEAR.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE     AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED
FEE                             FUNDS
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Fund, Arthur Andersen LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED JULY 31,

                                           1999          1998         1997
Advisory Fee Earned                 $22,626,298   $19,318,514  $13,886,919
Advisory Fee Reduction               $9,896,725    $9,537,113   $6,879,101
Administrative Fee                   $8,530,115    $7,285,996   $5,244,250
Shareholder Services Fee
  Institutional Shares                       $0            --           --

     Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year or Start of Performance periods ended July 31, 1999.

Yield and Effective Yield are given for the 7-day period ended July 31, 1999.

                             START OF PERFORMANCE ON

                7-DAY PERIOD      1 YEAR        5 YEAR        DECEMBER 12, 1989
TREASURY OBLIGATIONS FUND
  Total Return            --                4.91%         5.37%         5.20%
  Yield                   4.79%             --            --            --
  Effective Yield         4.91%             --            --            --


TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund use in advertising may include:

     LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

     IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

     MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

     SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

FINANCIAL INFORMATION

     The Financial Statements for the Fund for the fiscal year ended July 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Fund dated July 31, 1999.

ADDRESSES

TREASURY OBLIGATIONS FUND

Institutional Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812

                                    APPENDIX

PRIME OBLIGATIONS FUND

RISK/RETURN BAR CHART AND TABLE - INSTITUTIONAL SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of Prime Obligations Fund as of the calendar year-end for each of eight years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 10.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1991 through1998. The percentages noted are 6.22%, 3.82%, 3.15%, 4.25%, 5.98%, 5.40%, 5.57% and 5.52%, respectively.

TREASURY OBLIGATIONS FUND

RISK/RETURN BAR CHART AND TABLE - INSTITUTIONAL SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of Treasury Obligations Fund as of the calendar year-end for each of nine years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 7.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1990 through1998. The percentages noted are 8.15%, 5.98%, 3.72%, 3.06%, 4.11%, 5.89%, 5.31%, 5.48% and 5.37%, respectively.